CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Interest and fees on loans	$ 30,276,477	$ 25,736,169
Interest and dividends on securities:
Taxable interest and dividends	3,884,321	3,279,367
Tax-exempt interest	2,071,782	2,140,084
Interest on federal funds sold	52,945	62,244
Interest on deposits in banks	85,257	100,169
Total interest income	36,370,782	31,318,033
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	520,373	698,580
Interest on other deposits	1,848,965	1,601,024
Interest on borrowed funds	603,469	617,654
Total interest expense	2,972,807	2,917,258
Net interest income	33,397,975	28,400,775
Provision for loan losses	1,418,260	1,075,983
Net interest income after provision for loan losses	31,979,715	27,324,792
OTHER INCOME
Service charges on deposit accounts	4,261,795	3,979,159
Other service charges and fees	2,162,958	2,187,229
Bank owned life insurance income	369,804	152,294
Loss on sale of other real estate	(85,256)	(76,532)
Other	1,094,167	841,147
Total other income	7,803,468	7,083,297
OTHER EXPENSE
Salaries	14,207,216	12,216,098
Employee benefits	3,254,399	2,638,558
Occupancy	2,805,157	2,351,009
Furniture and equipment	1,721,170	1,568,113
Supplies and printing	497,755	455,443
Professional and consulting fees	1,617,828	2,433,111
Marketing and public relations	445,451	451,018
FDIC and OCC assessments	938,378	766,503
Other	5,246,254	5,285,148
Total other expense	30,733,608	28,165,001
Income before income taxes	9,049,575	6,243,088
Income taxes	2,435,879	1,603,593
Net income	6,613,696	4,639,495
Preferred dividends and stock accretion	362,953	424,428
Net income applicable to common stockholders	$ 6,250,743	$ 4,215,067
Net income per share:
Basic	$ 1.27	$ 1.07
Diluted	$ 1.25	$ 1.06
Net income applicable to common stockholders:
Basic	$ 1.20	$ 0.98
Diluted	$ 1.19	$ 0.96